SILVER STREAM DERIVATIVE LIABILITY (Details Narrative)		12 Months Ended
	Jun. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 04, 2021 USD ($) shares	Mar. 04, 2021 CAD ($) shares	Jul. 02, 2020 USD ($)	Jul. 02, 2020 CAD ($)	Jun. 10, 2020 CAD ($) shares
Statement [Line Items]
Derivative liability		$ 25,930,000			$ 20,061,000
Advance Payment receivable		3,540,000			3,585,000
Fair value obligation		29,470,000			$ 23,646,000
Derivative liability consideration payable				$ 34,295,000		$ 27,171,000
Advance Payment receivable minimum amount				4,681,000		4,855,000
Fair value obligation minimum payment				$ 38,976,000		$ 32,026,000
Three Tranche [Member]
Statement [Line Items]
Consideration payable		$ 5,000,000.0
Silver Purchase Agreement [Member]
Statement [Line Items]
Buy-back right discription		First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approximately $29.8 million as at December 31, 2023) at any time prior to the commencement of production at Springpole (the “Buy-Back Right”).	First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approximately $29.8 million as at December 31, 2023) at any time prior to the commencement of production at Springpole (the “Buy-Back Right”).
Mining total consideration	$ 22,500,000
Mining at closing date										$ 30,600,000
Right to purchase	50.00%
Warrants purchase | shares	30,000,000
Exercise price | $ / shares	$ 0.40
Re-priced per share | $ / shares	$ 0.37
First Majestic [Member]
Statement [Line Items]
Consideration payable			$ 5,000,000.0
Cash								$ 4,800,000
Common stock shares | shares							287,300	287,300
Mining received							$ 7,500,000
First Majestic [Member] | Tranche2 [Member]
Statement [Line Items]
Mining total consideration							3,750,000
Tranche for cash							$ 3,750,000
Mining received								$ 9,800,000
First Majestic [Member] | Tranche 3 [Member]
Statement [Line Items]
Consideration payable			$ 6,500,000
First Mining [Member]
Statement [Line Items]
Mining at closing date									$ 2,500,000
Cash	$ 7,500,000
Common stock shares | shares	805,698										805,698
First Mining [Member] | Tranche 1 [Member]
Statement [Line Items]
Mining total consideration									$ 10,000,000		$ 13,700,000
Mining at closing date										$ 3,300,000